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                             DECHERT PRICE & RHOADS
                         1500 K STREET, N.W., SUITE 500
                             WASHINGTON, D.C. 20005
                                 (202) 626-3300

                                 APRIL 4, 1997

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re: MMA Praxis Mutual Funds
        File Nos. 33-69724 and 811-8056
        -------------------------------


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf the MMA Praxis Mutual Funds (the "Trust"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Trust does not differ from those contained in Post-Effective Amendment No. 5 which was filed on April 1, 1997. The text of Post-Effective Amendment No. 5 was filed electronically.

     Please do not hesitate to contact the undersigned at (202) 626-3364 or Jeffrey L. Steele at (202) 626-3314 if you have any questions regarding this certification.

                                            Very truly yours,

                                            /s/ PATRICK W. D. TURLEY

                                            Patrick W. D. Turley